Employee Benefits - Additional Information (Detail) R$ / shares in Units, R$ in Thousands, Pure in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 BRL (R$) R$ / shares	Dec. 31, 2019 R$ / shares
Text Block [Abstract]
Number of options outstanding	18,763	17,568
Number of options exercised	2,312	604
Share based compensation expense | R$	R$ 81,350
Share Price | R$ / shares	R$ 39.90	R$ 38.67